Financial Risk Management_Financial Instruments In Foreign Currencies(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	₩ 36,020,127	₩ 33,580,319
Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	4,908,492	3,647,977
Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	6,646,418
Financial assets held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		3,233,064
Financial assets designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		826,906
Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	220,681	191,510
Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	32,996	29,489
Loans at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	15,084,655
Loans
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		13,514,414
Financial assets measured at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	4,125,134
Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	2,611,145
Available-for-sale financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		6,346,181
Held-to-maturity financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		2,366,513
Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	2,390,606	3,424,265
Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	31,832,307	28,862,121
Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	2,319,369
Financial liabilities designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value		1,840,217
Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	668,941	370,918
Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	88,367	49,962
Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	12,299,902	11,342,356
Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	10,101,518	7,742,539
Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	4,704,756	3,692,660
Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,649,454	3,823,469
Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	15,743,573	13,347,517
USD | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	28,256,036	26,503,019
USD | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,950,546	1,820,651
USD | Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	6,025,782
USD | Financial assets held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		3,021,509
USD | Financial assets designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		826,906
USD | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	163,064	124,434
USD | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	32,996	29,489
USD | Loans at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	12,372,434
USD | Loans
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		10,689,732
USD | Financial assets measured at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	3,925,922
USD | Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	2,257,057
USD | Available-for-sale financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		6,061,404
USD | Held-to-maturity financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		2,313,099
USD | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,528,235	1,615,795
USD | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	26,808,529	23,873,677
USD | Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	2,319,369
USD | Financial liabilities designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value		1,840,217
USD | Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	313,303	109,197
USD | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	88,367	49,962
USD | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	9,294,189	8,469,129
USD | Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	9,427,662	7,570,727
USD | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	4,405,842	3,473,284
USD | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	959,797	2,361,161
USD | Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	15,211,436	12,852,959
JPY | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,199,158	1,136,687
JPY | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	417,682	268,482
JPY | Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	87,764
JPY | Financial assets held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		84,980
JPY | Financial assets designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		0
JPY | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	2,947	446
JPY | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
JPY | Loans at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	354,111
JPY | Loans
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		228,747
JPY | Financial assets measured at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	36,538
JPY | Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0
JPY | Available-for-sale financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		101,003
JPY | Held-to-maturity financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		0
JPY | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	300,116	453,029
JPY | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	864,970	849,815
JPY | Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0
JPY | Financial liabilities designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value		0
JPY | Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	39,311	1,399
JPY | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
JPY | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	629,083	759,394
JPY | Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	90,778	44,885
JPY | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
JPY | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	105,798	44,137
JPY | Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	32,619	705
EUR | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	2,209,624	2,480,054
EUR | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	594,103	309,890
EUR | Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	432,047
EUR | Financial assets held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		81,394
EUR | Financial assets designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		0
EUR | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	31,370	10,172
EUR | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
EUR | Loans at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	807,019
EUR | Loans
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		1,503,493
EUR | Financial assets measured at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	32,842
EUR | Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	287,732
EUR | Available-for-sale financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		124,045
EUR | Held-to-maturity financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		44,267
EUR | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	24,511	406,793
EUR | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,190,486	1,451,913
EUR | Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0
EUR | Financial liabilities designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value		0
EUR | Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	143,836	73,298
EUR | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
EUR | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	592,495	389,049
EUR | Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	286,123	102,005
EUR | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	31,979	0
EUR | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	136,053	887,561
EUR | Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	1,262	2,404
GBP | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	212,999	51,915
GBP | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	120,795	20,062
GBP | Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	18,481
GBP | Financial assets held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		8,922
GBP | Financial assets designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		0
GBP | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	308	0
GBP | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
GBP | Loans at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	45,335
GBP | Loans
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		9,549
GBP | Financial assets measured at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0
GBP | Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0
GBP | Available-for-sale financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		0
GBP | Held-to-maturity financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		0
GBP | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	28,080	13,382
GBP | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	272,317	44,069
GBP | Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0
GBP | Financial liabilities designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value		0
GBP | Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	90	0
GBP | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
GBP | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	48,418	39,993
GBP | Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	220,150	737
GBP | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
GBP | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	3,659	3,339
GBP | Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	0	0
CNY | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	2,589,491	1,953,352
CNY | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,145,607	872,650
CNY | Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	8,585
CNY | Financial assets held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		15,492
CNY | Financial assets designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		0
CNY | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	4,643	96
CNY | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
CNY | Loans at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	990,705
CNY | Loans
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		795,302
CNY | Financial assets measured at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	125,571
CNY | Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	38,802
CNY | Available-for-sale financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		38,606
CNY | Held-to-maturity financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		4,905
CNY | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	275,578	226,301
CNY | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,567,055	1,322,236
CNY | Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0
CNY | Financial liabilities designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value		0
CNY | Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	4,062	3,563
CNY | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
CNY | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,267,102	1,093,998
CNY | Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	11,393	0
CNY | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
CNY | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	284,498	224,675
CNY | Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	270,018	257,940
Others | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,552,819	1,455,292
Others | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	679,759	356,242
Others | Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	73,759
Others | Financial assets held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		20,767
Others | Financial assets designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		0
Others | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	18,349	56,362
Others | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
Others | Loans at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	515,051
Others | Loans
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		287,591
Others | Financial assets measured at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	4,261
Others | Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	27,554
Others | Available-for-sale financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		21,123
Others | Held-to-maturity financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value		4,242
Others | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	234,086	708,965
Others | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,128,950	1,320,411
Others | Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0
Others | Financial liabilities designated at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value		0
Others | Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	168,339	183,461
Others | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
Others | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	468,615	590,793
Others | Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	65,412	24,185
Others | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	266,935	219,376
Others | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	159,649	302,596
Others | Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	₩ 228,238	₩ 233,509